Income taxes (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income taxes
Computed income taxes at Canadian statutory rate	$ 16,300,000		$ (11,651,000)	$ 4,295,000	$ (16,254,000)
Canadian enacted statutory rate (as a percent)	25.00%		26.50%	28.50%	30.00%
Income tax reconciliation, adjustment for taxable losses in higher state and local tax jurisdictions	(13,900,000)
Components of income tax expenses (benefit)
Current income tax expense (benefit)	1,385,000	(488,000)	1,584,000	960,000	(9,257,000)
Deferred tax expense (benefit)	(17,676,000)	2,011,000	(9,908,000)	17,964,000	(6,436,000)
Total income tax expense (benefit)	(16,291,000)	1,523,000	(8,324,000)	18,924,000	(15,693,000)
Deferred tax assets:
Valuations allowance	$ 97,400,000		$ 89,020,000	$ 79,420,000